Note 28 - Financial Instruments and Risks - Reconciliation of Changes In the Assets Categorized At Level 3 (Details) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities balance	R$ 23,473.3
Financial liabilities balance	31,191.8
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities balance	3,092.2
Disbursement of investments	(83.5)
Reduction	(73.5)
Total gains and losses during the period	558.5
Losses/(gains) recognized in net income	(42.9)
Losses/(gains) recognized in equity	601.4
Financial liabilities balance	R$ 3,493.7